Performance-based compensation - Change in number of shares granted (Details) - Cash-settled share-based payment arrangement	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Balance at January 1 (in shares)	571,700,000	759,000,000	0
Granted, during the period (in shares)	0	0	759,000,000
Forfeited, during the period (in shares)	0	(187,300,000)	0
Balance at December 31 (in shares)	571,700,000	571,700,000	759,000,000
Shares exercisable (in shares)	0	0